REGULATORY FRAMEWORK	12 Months Ended
Dec. 31, 2019
REGULATORY FRAMEWORK
REGULATORY FRAMEWORK

NOTE 2 – Regulatory framework

a) Regulatory Authority

The activities of the Company that provides Information and Communication Technologies Services (“ICT”) are regulated by a set of rules and regulations that comprise the regulatory framework of the telecommunication sector.

The Regulatory Authority for ICT services in Argentina is ENACOM (National Communications Agency) which, pursuant to Decrees Nos. 7/2019 and 50/2019, is under the jurisdiction of the Secretariat of Public Innovation under the Cabinet of Ministers.

The subsidiary Núcleo, with operations in the Republic of Paraguay, is under the oversight of the CONATEL, and its subsidiary Personal Envíos is under the oversight of the Central Bank of the Republic of Paraguay.

The subsidiary Telecom USA, which operates in the United States of America, is under the oversight of the Federal Communications Commission (“FCC”).

Adesol is a subsidiary of the Company incorporated in Uruguay, which has contractual relationships with several licensees that provide subscription television services in such country and are under the oversight of the Communication Services Regulatory Agency (“URSEC”, for its Spanish acronym).

b) Licenses

✓	Under the Licencia Única Argentina Digital, the Company currently provides the following services:
•	Local fixed telephony,
•	Public telephony,
•	Domestic and international long-distance telephony,
•	Domestic and international point-to-point link services,
•	Value added, data transmission, videoconferencing, transportation of broadcasting signals, and Internet access,
•	STM, SRMC, PCS and SCMA, also called mobile communications services ("SCM", for its Spanish acronym),
•	SRS and
•	SRCE

The licenses for rendering SCM services were originally granted to Personal and were subsequently transferred to Telecom under the reorganization with Personal pursuant to ENACOM Resolution No. 4,545-E/2017. Such licenses were granted for the provision of STM in the Northern Region of Argentina, of SRMC in the AMBA area, and of PCS and SCMA throughout the country.

In relation to the merger with Cablevisión pursuant to ENACOM Resolution No. 5,644-E/2017, the Company also acquired licenses and authorizations to render SRCE services and the Registration to render Physical and Radio-Electric Link Subscription Broadcasting Services and the corresponding authorizations.

✓	Licenses held by subsidiaries in Paraguay

Núcleo holds a license to provide mobile telecommunication services - STMC and PCS throughout Paraguay. In addition, Núcleo holds a license for the installation and exploitation of Internet and data services throughout Paraguay. All these licenses were granted for renewable five-year periods.

Personal Envíos, a company controlled by Núcleo, is authorized by the Central Bank of the Republic of Paraguay to operate as an Electronic Payment Company (“EMPE”, for its Spanish acronym) through Resolution No. 6 issued on March 30, 2015, and its corporate purpose is restricted to such service.

Tuves Paraguay, a company controlled by Núcleo, has a license for the provision of direct-to-home subscription audio and television services ("DATDH"), for a term of five years. The license was granted in March 2010 and renewed in March 2015 for a five-year term.

c) Regulatory framework of the services provided by the Company

Among the main regulations that govern the services rendered by the Company, the following stand out:

•	The LAD, as amended by Decree of Need and Urgency (“DNU”) No. 267/15 and Decree No. 1,340/16.
•	Law No. 19,798 to the extent it does not contradict the LAD.
•	The Privatization Regulations, which regulated that process.
•	The Transfer Agreement.
•	The licenses for providing telecommunication services granted to the Company and the Bidding Terms and Conditions and their respective general rules.

On the other hand, the exploitation of physical and/or radio-electric link subscription broadcasting services held by the Company, originally granted under Law No. 22,285, are currently governed by the LAD since DNU No. 267/15 was issued.

✓	Law No. 27,078 – Argentine Digital Law (LAD)

Enacted in December 2014, the LAD maintained the single country-wide license scheme and the individual registration of the services to be rendered but replaced the name telecommunication services with ICT Services, and included several amendments to the regulatory services of these services.

The LAD, passed on December 19, 2014, incorporated several changes to the telecommunication services regulatory framework.

Law No. 19,798, the Telecommunications Act (passed in 1972), as amended, continues in effect only with respect to those provisions that do not contradict the provisions of the LAD (among them, for example, Section 39 of Law No. 19,798 regarding the exemption from all taxes on the use of soil, subsoil and airspace for telecommunications services).

The LAD also revoked Decree No. 764/00, as amended, but provisions of the decree that do not contradict the LAD will remain in effect during the time it takes the Regulatory Authority to issue new licensing, interconnection services, SU and spectrum regulations (see “New General Rules” under Note 2.f).

✓	Decree No. 267/15 – Amendments to the LAD

On January 4, 2016, DNU No. 267/15 was published in the Official Gazette, which amended Law No. 26,522 (“the Audiovisual Communication Services”) and Law No. 27,078 (LAD), and created the ENACOM as the Enforcement Authority for these laws. On April 8, 2016, the House of Representatives voted in favor of the validity of DNU No. 267/15. Thus, such DNU acquired the status of Law.

Among the main amendments to the LAD related to the Subscription Broadcasting Service, the following stand out:

•

The incorporation of Subscription Broadcasting Services (physical or radio-electric link, such as cable TV) as an ICT Service within the scope of the LAD, and excluding it from Law No. 26,522. Satellite subscription television services (known as satellite TV) shall remain within the scope of Law No. 26,522. Furthermore, Decree No. 267/15 states that the ownership of a satellite subscription television license is incompatible with having any other kind of audiovisual communication or ICT Service license.

•

Any subscription broadcasting license (such as cable television), granted before the application of DNU No. 267/15 will be considered, for all purposes, a Licencia Única Argentina Digital, with a registration for such service. Furthermore, the Decree provides for a  10-year extension counted as from January 1, 2016 for the use of spectrum frequencies by radio-electric link subscription broadcasting services licensees.

•

DNU No. 267/15 replaced the LAD’s Section No. 94, and states that SBT suppliers, fixed telephony license holders within the scope of Decree No. 264/98, and mobile telecommunication license holders within the scope of Decree No.1,461/93, cannot provide subscription broadcasting services for a term of 2 years counted as from January 1, 2016 (this term can be extended by  1 additional year). Also, the DNU replaces Section 95 of the LAD and provides several obligations for fixed telephony licensees granted by Decree No. 264/98 and mobile service providers with licenses granted by Decree No.1,461/93, which choose to provide subscription broadcasting services.

•

In addition, holders or shareholders with an interest of 10% or more in companies that provide public services may not be holders of a subscription broadcasting registration. However, this will not apply in the following cases: (i) non-profit legal entities to which the national, provincial or municipal government has granted the license, concession or permission to provide a public service (such as telecommunications cooperatives); (ii) persons mentioned in Section 94 (including the Company) which will only be able to provide the service after the expiration of the term specified therein.

It should be noted that pursuant to Section 21 of DNU No. 267/15 and until the enactment of a law that will unify the fee regime provided under the LSCA and the LAD, the physical link and radio-electric link subscription broadcasting services will continue to be subject only to the fee regime provided under LSCA. Therefore, they shall not be subject to the SU investment contribution or the payment of the Control, Oversight and Verification Fee provided under Sections 22 and 49 of the LAD.

✓	Decree No. 1,340/16 - Amendments to DNU No. 267/15

Decree No. 1,340/16 issued by PEN and published in the Official Gazette on January 2, 2017 provides the rules for achieving a greater convergence of networks and services under competitive conditions, promoting the deployment of next generation networks and the penetration of Broadband Internet access throughout the national territory, in accordance with the provisions of the LSCA and the LAD.

Among the most relevant provisions, it establishes:

•

That a 15-year-term, as from the publication of the Decree, be fixed as differential condition pursuant to Section 45 of the LAD, for the protection of last-mile fixed new generation networks deployed by ICT licensees for Broadband regarding the regulations of open access to Broadband and infrastructure to be issued, notwithstanding the provisions of Section 56 of the LAD.

•	That the Ministry of Communications or the ENACOM, as appropriate, shall establish the rules for the administration, management, and control of the radio spectrum.
•	That ICT licensees and Satellite Link Subscription Broadcasting licensees that as of December 29, 2016 simultaneously provided both services, may retain ownership of both types of licenses.

This Decree also sets out some principles on interconnection matters contemplated in the Interconnection regulations, approved through Resolution No. 286/18 (see “New General Rules” under Note 2.f).

d) Universal Service Regulation

•	Decree No. 764/00

Annex III of Decree No. 764/00 required providers of telecommunications services to contribute 1% of their total accrued revenues, net of applicable taxes and charges, to the FFSU. The regulation adopted a “pay or play” mechanism for compliance with the mandatory contribution to the SU Fund. The regulation also established the exemption to contribute to the FSU in the following events: (i) for local services provided in areas with teledensity lower than 15%, and ii) when certain conditions exists in connection with a formula which combines the foregone revenues and the market share of other operators than Telecom Argentina and Telefónica who provide local telephony. Likewise, the regulation created a committee responsible for the administration of the SU Fund and the development of specific SU programs.

Resolution No. 80/07, issued by the SC, provided that until the SU Fund was effectively implemented, telecommunication service providers were required to open an account at Banco de la Nación Argentina to deposit the corresponding amounts on a monthly basis. In August 2007, Resolution No. 2,713 of the former CNC was published, which provided details regarding the concepts that have been achieved and those that are offset for the purpose of calculating the contribution obligation to the FFSU.

•	Decree No. 558/08

Decree No. 558/08, published on April 4, 2008, approved a new General Regulation of the Universal Service (“RGSU”, for its Spanish acronym), replacing Annex III of Decree No. 764/00.

Decree No. 558/08 established that, with respect to the obligations imposed under Decree No. 764/00, the SC would determine the quantification of those that were fulfilled and, with respect to those obligations pending fulfillment, the methodology to be applied to the SU. In addition, it may consider as SU other services developed by Licensees for their compensation and eventual continuity.

Regarding the Initial SU Programs established under the previous Regulation, it stated that the SC would redefine them, ensuring “...the continuity of those already underway...” and implementing those to be redefined as such. The financing of Initial Programs recognized as such would be determined by the SC. The providers of the new programs that the SC may decide to implement would be selected pursuant to an auction.

The Decree maintained the contribution to the SU Fund of 1% of total accrued revenues (from telecommunication services, net of applicable taxes and charges) and also maintained the “pay or play” principle to determine the monthly contribution or, where appropriate, the receivable that may be claimed.

On November 11, 2010, the SC issued Resolution No. 154/10, whereby it approved the methodology for the deposit of the SU contributions to the trustee’s escrow account. The Resolution included several provisions related to the determination of the contributions that correspond to the periods before and after the issuance of Decree No. 558/08. It also provided that until the SC determined the existence of Initial Programs, the amounts that may correspond to their implementation could be discounted by the telecommunication providers when determining their contribution to the SU Fund. If upon completing the verification from the SC there were unrecognized amounts, they should be contributed into the SU Fund or used for the development of new SU works or services, with the prior approval of the SC.

•	Amendments of the LAD to the SU Regulation

The LAD introduced substantial modifications to the SU regulations pursuant to Decree No. 558/08. Among its provisions, the LAD provides for the creation of a new FFSU and provides that the investment contributions for the SU programs shall be managed through this fund, whose assets belong to the National Government.

The licensees of ICT Services are required to make investment contributions to the SU Fund equivalent to one per cent (1%) of the total accrued revenues from the provision of the ICT Services that fall within the scope of the law, net of applicable taxes and charges. The investment contribution may not be passed on to users for any reason whatsoever. In addition, the Regulatory Authority may provide, once the SU objectives are reached, the total or partial, permanent or temporary exemption, of the obligation to perform such investment contributions.

This law provides that by virtue of that set forth by Sections 11.1 and 11.2 of the SU Fund Management Trust Agreement under Decree No. 558/08, the resources therein provided under Section 8 of Annex III of Decree No. 764/00, as amended, shall be integrated to the SU Fund created by the LAD under the conditions determined by the Regulatory Authority.

The SU funds shall be applied by means of specific programs established by the Regulatory Authority, which may entrust the execution of these plans directly to the entities included in Section 8, paragraph b), of Law No. 24,156, or, complying with the selection mechanisms that may correspond, respecting publication and competition principles, to other entities.

On September 10, 2015, the Company and Personal filed before the AFTIC their respective SU contribution affidavits corresponding to the revenues recorded in July 2015, clarifying that these presentations were made in the understanding that the operational rules related to the SU Fund contribution, regulated by Decree No. 558/08 and related provisions, are in force. Additionally, Personal deposited the corresponding contribution in the new SU Fund account reported through the Official Notice published by the AFTIC.

In its filings, the Company and Personal stated that the filing of the affidavits and, in the case of Personal, the deposit did not entail explicit or implicit consent to the regulations issued by the LAD and expressly reserved their rights in relation to the unconstitutionality of the provisions set forth in Sections 21, 22, 91 and related provisions of such law, as well as the claim of any rights arising from the acknowledgment of this argument.

As of the date of these consolidated financial statements, the Company has not received any response to its filings.

ENACOM Resolution No. 2,642/16 approved the new SU Regulation, which was published on May 31, 2016. The new SU regulation was issued within the framework of the LAD.

The new regulation maintains the obligation to contribute 1% of total accrued revenues from ICT Services net of applicable taxes and charges, and provides for the possibility of granting exemptions, in which case the subjects liable for payment must comply with the obligations established by the Regulatory Authority.

On October 19, 2016, the ENACOM issued Resolution No. 6,981-E/16, whereby it approved a new FFSU Investment Contribution Reporting Regime and the forms for the settlement of those contributions and interest reports, which became effective on January 1, 2017, and were implemented as from March 2017.

On May 4, 2017, ENACOM Resolution No. 2,884/17 was published in the Official Gazette. This Resolution amends the FFSU Contributions Affidavit Form, adding, within the possible deductions, the “Discount Annex. SC Resolution No. 154/10 Section 1, Sub-section B) i), second paragraph”. Such Resolution allows the deduction, until the Regulatory Authority expresses its opinion, of any amounts that may eventually correspond to SU Initial Programs or services other than those provided for in Annex III of Decree No. 764/00, in accordance with the provisions of Section 2 of Decree No. 558/08 and Section 6 of Annex III of Decree No. 764/00, replaced by Decree No. 558/08.

•	SU Fund - Impact on the Company with respect to its original license to provide SBT

According to the provisions of SC Resolution No. 80/07, No. 154/10 and CNC Resolution No. 2,713/07, Telecom filed its affidavits including the offset amounts related to the services that should be considered as SU services.

However, several years after the market’s liberalization and the effectiveness of the SU regulations, which were replaced with Decree No. 558/08 and the LAD, incumbent operators have still not received any offsets for providing services with the characteristics set forth under the SU regime.

As of the date of these consolidated financial statements, the Company has filed its monthly SU affidavits related to the services associated with its original license to render SBT, which resulted in a receivable of approximately $7,964. The programs and the valuation methodology used to estimate this receivable are pending of approval by the Regulatory Authority. This receivable has not yet been recorded in these consolidated financial statements as of December 31, 2019 since it is subject to the approval of the SU Programs and the review of those affidavits by the Regulatory Authority and the confirmation of the existence of enough contributions to the SU Trust so as to compensate the incumbent operators.

On April 8, 2011, the SC issued Resolution No. 43/11, through which it notified the Company that investments associated with “High-Cost Areas” did not qualify as an Initial Indicative Program (which amounted to approximately $8,020, included in the mentioned receivable).

Additionally, through SC Resolutions No. 53, 54, 59, 60, 61, 62, 69 and 70/12, the Company was notified that: the “Special Information Service 110”, the “Discounts for Retired People, Pensioners and Low Consumption Households”, the services of “Social Public Telephony and Loss-Making Public Telephony”, the “Services and Discounts relating to the Information Society Program argentin@internet.todos”, the “Services for Deaf-Mute People”, the “Free Access to Special Emergency Services and Special Community Services”, the “Value Added Service 0611 and 0612” and the “Long Distance Semipublic Service (SSPLD)” (which amounted to approximately $1,350, included in the mentioned receivable), respectively, did not qualify as Initial SU Programs, pursuant to the terms of Section 26 of Annex III of Decree No. 764/00, and that, they did not constitute different services involving a SU provision, and therefore, cannot be financed with SU Funds, pursuant to the terms of Section 2 of Decree No. 558/08.

The Company’s Management, with the advice of its legal counsel, has filed appeals against the above mentioned resolutions, presenting the legal arguments based on which such resolutions should be revoked.

On September 13, 2012, the CNC ordered the Company to deposit approximately $208. The Company has filed a recourse refusing the CNC’s order on the grounds that the appeals against the SC Resolutions are still pending resolution.

On November 28, 2019, the ENACOM notified Telecom that the appeals filed by the Company against the above-mentioned resolutions had been rejected, taking them to superior body for substantiation. As of the date of these consolidated financial statements, the appeal review body has not yet issued a decision.

Although it cannot be assured that these issues will be favorably resolved at the administrative stage, the Company’s Management, with the assistance of its legal advisors, considers that has solid legal and de facto arguments to support the position of Telecom Argentina.

•	FFSU - Impact on the Company with respect to the SCM originally provided by Personal

In compliance with SC Resolution No. 80/07 and No. 154/10 and CNC Resolution No. 2,713/07, Personal has filed its affidavits since July 2007 and deposited the corresponding contributions.

On January 26, 2011, the SC issued Resolution No. 9/11 establishing the “Infrastructure and Facilities Program.” The Resolution provided that telecommunication service providers could only allocate to investment projects under this program the amounts corresponding to outstanding investment contribution obligations arising from Annex III of Decree No. 764/00 before the effective date of Decree No. 558/08.

On July 5, 2012, the SC issued Resolution No. 50/12 pursuant to which it notified that the services declared by the SCM Providers as High Cost Areas or services provided in non-profitable areas, services provided to clients with physical limitations (deaf-mute and blind people), rural schools, and requests relating to the installation of radio-bases and/or investment in infrastructure development in various localities, did not constitute items that could be discounted from the amount of SU contributions pursuant to the last part of Section 3 of Resolution No. 80/07, or Section 2 of Decree No. 558/08. It also provided that certain amounts already deducted could be used for investment projects within the framework of the Program created under SC Resolution No. 9/11, or deposited in the SU Fund, as applicable.

Personal filed an administrative appeal against SC Resolution No. 50/12 requesting its nullity. As of the date of these consolidated financial statements, this appeal is still pending resolution.

On October 1, 2012, in response to the order issued by the SC, Personal deposited under protest the amount corresponding to the assessment of the SU services provided by Personal since the effectiveness of Decree No. 558/08, reserving its right to take all actions it may deem appropriate to claim its reimbursement, as informed to the SC and the CNC on October 15, 2012. Since August 2012, Personal is paying under protest of those concepts in its monthly affidavits.

The Company’s Management cannot assure that this issue will be resolved in its favor at the administrative stage.

•	FFSU - Impact on the Company with respect to the services originally provided by Cablevisión

Cablevisión has complied with its investment contribution obligations. The Regulatory Authority has not yet approved the Project filed by Cablevisión on June 21, 2011, within the framework of SC Resolution No. 9/11, in order to fulfill the SU contribution obligation for the amounts accrued since January 2001 until the effectiveness of Decree No. 558/08.

e)Spectrum

•	SC Resolution No. 38/14

On October 31, 2014, the Public auction process approved by SC Resolution No. 38/14 for the awarding of the remaining frequencies of the Personal Communication Services (PCS), of the SRMC, as well as those of the new spectrum for the SCMA were carried out. Personal presented its economic bids and was awarded Lots 2, 5, 6 and 8 by Resolution SC N° 79/14 (SCMA) and Resolutions SC N °80/14, 81/14, 82/14 and 83/14 (PCS and SRMC).

Through SC Resolution No. 25/15, issued on June 11, 2015, Personal was assigned the rest of Frequency Bands which composed Lot No. 8. Personal stated that such Lot formed a unique and comprehensive block for purposes of complying with the obligations undertaken in connection with the deployment of the SCMA, also expressing that the Federal Government has the obligation to cause the awarded bands to be free from occupants and interferences.

The Auction Terms and Conditions also established demanding coverage and network deployment obligations, demanding significant investments by the Company.

The Auction Terms and Conditions provided authorizations for the use of the auctioned frequency bands for a period of fifteen (15) years from the notification of the award. After this deadline the Regulatory Authority could extend the terms of use upon formal request of the awarded operator (which price and conditions would be set forth by the Regulatory Authority). Subsequently, in Decree No. 1,340/16, it was established that the term of authorizations for the use of frequencies of the SCMA, as well as the corresponding deployment obligations, will be computed from the actual migration of the services currently operating in such bands in the area of Area II (AMBA). On August 30, 2018, the Resolution No. 528/18 was issued, in which it was stated that on February 27, 2018, the effective migration of such services has been verified.

Pursuant to Resolution No. 865/2019, the Secretariat of Modernization ordered that providers of Mobile Communications Services (SCM, for its Spanish acronym) that were awarded frequencies under such Auction shall enter into national automatic roaming agreements or use other alternative technical solutions to share infrastructure for the provision of their services in road corridors and in locations with 500-10,000 inhabitants, during the term set for the fulfillment of their deployment and network coverage obligations, and until completion. The Company has complied with this obligation by filing with the ENACOM the corresponding documents.

•	ENACOM Resolution No. 3,687-E/2017 On-demand Frequency Allocation

ENACOM Resolution No. 3,687-E/2017, published in the Official Gazette on May 12, 2017, called bidders for the on-demand frequency allocation of the 2,500 to 2,690 MHz radio-electric spectrum, stating the procedure, obligations and compensations to be fulfilled by SCM providers that qualify to participate, in accordance with the provisions of Section 4 of Decree No. 1,340/17.

Within the framework of that proceeding, ENACOM issued Resolution No. 5,478-E/17 through which the frequencies included in Lot A were assigned to Telefónica Móviles Argentina S.A., the frequencies included in Lot B were assigned to América Móvil S.A. and the frequencies included in Lot C were assigned to Personal, as stated in Annex I of ENACOM Resolution No. 3,687 E/2017, in the locations detailed in the respective Annexes attached to Resolution No. 5,478-E/2017, as requested by each Operator.

Subsequently, through Resolution No. 3,838/2019, ENACOM revoked the assignment granted to Personal pursuant to Section 3 of ENACOM Resolution No. 5,478-E/17.

f)	Other relevant regulatory matters

✓	Regulatory situation in Uruguay

Adesol is a subsidiary of the Company incorporated in Uruguay, which has contractual relationships with several licensees that provide subscription television services through various systems in such country and are under the oversight of the Communication Services Regulatory Agency (“URSEC”, for its Spanish acronym).

•	Uruguayan Audiovisual Communication Services Law

Law No. 19,307 was published in the Official Gazette of the Republic of Uruguay on January 14, 2015. This Law governs radio, television, and other audiovisual communication services (hereinafter, the “Audiovisual Communications Law”). Section 202 of this law provides that the National Executive Branch shall issue its implementing regulations within a 120-day term, counted as from the day following publication of the Audiovisual Communications Law in the Official Gazette. As of the date of these consolidated financial statements, only Decree No. 45/015 has been issued, but the implementing regulations for most of the sections of this law are still pending. Such Decree provides that the concession for the use and allocation of the radio-electric spectrum for non-satellite audiovisual communication services shall be granted for a term of 15 years.

Section 54 of the Audiovisual Communications Law provides that an individual or legal entity cannot be allocated the full or partial ownership of more than 6 authorizations or licenses to render television services to subscribers throughout the national territory of Uruguay. Such limit is reduced to 3 if one of the authorizations or licenses includes the department of Montevideo. Section 189 of this law provides that in the cases where such limits were exceeded as of the entry into force of the Law, the owners of those audiovisual communication services shall transfer the necessary authorizations or licenses so as not to exceed the limits mentioned above within a term of 4 years as from the date of entry into force of the Audiovisual Communications Law.

The subsidiary Adesol is analyzing the possible impact on its business that could be derived from the change in the regulatory framework and the eventual legal actions it may bring to safeguard its rights and those of its shareholders. That company is also monitoring the different unconstitutionality claims filed by other companies against certain sections of the above-mentioned law to consider whether the decisions to be rendered by the Supreme Court of Uruguay in those proceedings may be favorable to the position of Adesol in the future. On April 7, 2016, 28 unconstitutionality claims were brought against the above mentioned law. As of the date of these consolidated financial statements, the Supreme Court has issued 28 decisions, whereby it declared the unconstitutionality of Sections 39 subsection 3, 55, 56 sub-section 1, 60-point C, 98 subsection 2, 117 subsection 2, 143 and 149 subsection 2 of Law No. 19,307. It is noteworthy that some of the decisions rendered in this respect by the Supreme Court dismissed the unconstitutionality claim filed by the claimant with respect to Section 54 of that Law.

Based on the above-mentioned analysis, the companies AUDOMAR S.A., DOLFYCOR S.A., REIFORD S.A., SPACE ENERGY TECH S.A., TRACEL S.A., BERSABEL S.A., and VISION SATELITAL S.A., together with the majority shareholder of those companies, brought on November 22, 2019 an unconstitutionality claim against Sections 54 and 189 of Law No. 19,307, in respect of which the highest judicial body (Supreme Court of Uruguay) granted the defendants (Executive Branch and Legislative Branch) a term to file a response regarding such claim which is still pending as of the date of these consolidated financial statements.

•	Migration of Services

On January 11, 2018, Decree No. 387/017 dated December 28, 2017 was published in the Official Gazette. The Decree provides that all subscription television services provided through the Codified UHF System shall be migrated to the TDH Satellite system, without it entailing any changes to the original authorizations to operate or to the rest of the conditions established in the respective licenses. Those authorizations shall remain unchanged in the authorized service areas for a term of 18 months.

On February 9, 2018, Bersabel S.A. and Visión Satelital S.A., two of the licensees that use Codified UHF systems to provide services and have contractual relationships with Adesol, filed the migration plan for their subscribers with the URSEC, which was completed on July 11, 2019.

In re “TELECABLE DEL URUGUAY S.A. AND OTHER V. EXECUTIVE BRANCH ON  ACTION SEEKING NULLIFICATION” (File No. 615/2018), pending before the Court on Administrative Litigation Matters, the claimants Telecable del Uruguay S.A., TV Cable del Este S.A., Piriapolis Cable TV SRL, Cablevision Pan de Azúcar SRL, Riselco S.A., Monte Cablevideo S.A., Colonia Telecable S.A., Tractoral S.A. and Benisur S.A. brought an action seeking nullification against Decree No. 387/017 against the Executive Branch, with BERSABEL S.A. and VISION SATELITAL as joinders in the litigation with the Executive Branch. As of the date of these consolidated financial statements, this proceeding is still pending.

✓	New general rules
•	General Rules Governing ICT Service Licenses

On January 2, 2018, the Ministry of Modernization issued Resolution No. 697/2017, whereby it approved the new General Rules Governing ICT Service Licenses. This Resolution repealed the General Rules approved pursuant to Annex I of Decree No. 764/2000, as from the date the resolution became effective (February 1, 2018), and it also repealed ENACOM Resolutions No. 2,483/2016 and No. 1,394/2016 (except for Section 12 of its Annex I, which will remain in effect). The Company has filed an appeal against some aspects of such Resolution, which, to date, is pending resolution.

•	General Rules Governing ICT Service Customers

On January 4, 2018, the Ministry of Modernization issued Resolution No. 733/2017, whereby it approved the new General Rules Governing ICT Service Customers. This Resolution became effective on March 5, 2018, repealing SC Resolutions No. 490/1997, and Annexes I and III of SC Resolution No. 10,059/1999 and its supplementing regulations. Annex II of SC Resolution No. 10,059/1999 shall remain in effect, to the extent applicable, until the enactment of the penalty regime provided under Sections 63 of the LAD. Such New General Rules repealed the general rules governing mobile and basic telephony service customers, thus becoming the only general rules that govern ICT Service customers, including Internet access services and subscription broadcasting services.

The Company made a filing with the Ministry of Modernization regarding some regulations that infringe its right to sell its services (such as the 180-day prepaid credit; Section 56, which provides for compensation in favor of the customer, and Section 79, which establishes the obligation to replace any channels eliminated from the programming grid with other channels of similar quality.)

Through Resolution No. 363/2018, published in the Official Gazette on June 27, 2018, the Ministry of Modernization provided for amendments to the General Rules. Some of those amendments were related to the provisions challenged by Telecom in its filing. As of the date of these consolidated financial statements, this appeal is still pending resolution. Subsequently, through Resolutions Nos. 1,150/2019 and 1,522/2019, the Secretariat of Modernization introduced amendments, among which, the most relevant is the term of 30 business days to report in advance material changes in the services rendered to customers.

•	Number Portability Regulation

On April 4, 2018, the Ministry of Modernization issued Resolution No. E-203/2018, whereby it approved the new Number Portability Regulation, including the portability of fixed telephony service lines. Through such Resolution, such Ministry also approved the implementation schedule for the portability of these services and revoked SC Resolutions Nos. 98/2010, 67/2011 and 21/2013 and Resolution No. E-170/2017 issued by the Ministry of Communications and its supplementary regulations. Through Resolution No. 401/2018, published on July 11, 2018, the Ministry of Modernization decided to extend for ninety (90) business days the term for the implementation of “Stage 1” provided under the Implementation Schedule for Fixed Telephony Service Number Portability. Such Resolution also provided that the ENACOM shall determine the way in which the number portability committee will be constituted and implemented.

Through Resolution No. 4,950 issued on August 14, 2018, the Board of the ENACOM delegated on the head of the first operational level of the National Administration of Planning and Convergence the powers to: (i) approve the Processes and Operational and Technical Specifications of Number Portability, (ii) approve the Bidding Terms for the selection of the Database Administrator for the contract to be executed between the Portable Services Providers and the Database Administrator and propose any relevant changes to the Number Portability Committee, and (iii) intervene on a binding basis in the procedure to procure the services of the Database Administrator.

Through such Resolution, the ENACOM also set out that the Number Portability Committee shall be composed of two representatives, one permanent and one alternate, and approved the work schedule in order to properly implement the Number Portability. As of the date of these consolidated financial statements, the representatives of such Committee have not been appointed yet.

•	General Rules Governing Interconnection and Access

On May 18, 2018, Ministry of Modernization Resolution No. 286/18 was published in the Official Gazette. Such Resolution approves the new General Rules Governing Interconnection and Access, effective as from July 3, 2018, repealing the General Rules that had been approved under Decree No. 764/00.

Pursuant to the new General Rules, the interconnection and access terms, conditions and prices may be freely established by mutual agreement between the parties. Such agreements may not be discriminatory or establish technical conditions that prevent, delay or obstruct interconnection services. Notwithstanding the foregoing, within 60 business days as from the effective date of the new General Rules, the ENACOM will set provisional interconnection charges, as established under Decree No. 1,340/16.

In addition, the providers of ICT Services will have the obligation to provide interconnection at the request of another provider of ICT Services, on no less favorable technical and economic conditions than those applied by the requested ICT Service provider to itself or to third parties. Also, the same quality of services as the one provided must be guaranteed.

They shall also guarantee transparency in compensation and refrain from charging the requesting ICT Service Providers for functions or services that are not needed to render their services.

Finally, the following are deemed to be Essential Facilities: a) Local Origination or Termination; b) Co-location; c) Local Transit Service; d) Port; e) Signaling Function; f) Local Customer Loop and Sub-Loop; g) the Transportation Service (LD), where no substitute service is offered; and, h) any other network function or element that the authority determines as such ex officio or at the request of the interested party. These facilities must be provided separately and respecting the charges to be established by the Enforcement Authority. To such effect, the Enforcement Authority shall establish reference values, which will serve as maximum values, though lower values may be agreed upon between the parties.

As from the effectiveness of the General Rules, on July 4, 2018, Telecom had a term of 90 business days to file the Reference Offer with the ENACOM and has duly fulfilled such obligation.

On August 14, 2018, ENACOM issued Resolution No. 4,952/18, establishing a provisional charge equivalent to US$0.0108 per minute of communication, without considering the different taxes and charges that may be applicable for the origination services or local termination in the mobile communications service networks. Likewise, it is established that for the purposes of applying the fixed charge, the unit of measurement will be the second. Through ENACOM Resolution No. 1,161/2018 dated November 27, 2018, the ENACOM set the same charge for SRCE network termination.

On that same date, Resolution No. 1,160/2018 was also published in the Official Gazette. Pursuant to such Resolution, the ENACOM set: (i) a provisional charge equivalent to forty-five ten-thousandths US dollars (US$ 0.0045) for local origination or termination services over fixed telephony service networks per minute of communication (ii) a provisional charge equivalent to ten ten-thousandths US dollars (US$ 0.0010) for local transit service per minute of communication (iii) a provisional charge equivalent to twenty-seven ten-thousandths US dollars (US$ 0.0027) for long distance transport service per minute of communication (iv) the second as the measuring unit for the purposes of applying the charges set under this Resolution.

Telecom filed an appeal with the ENACOM challenging those charges with the respective legal grounds to request the review of the above-mentioned Resolution by that agency. As of the date of these financial statements, this appeal is still pending resolution.

Pursuant to Resolution No. 4,266/2019, published in the Official Gazette on October 8, 2019, the ENACOM decided, on a provisional and exceptional basis, that the reference exchange rate applicable to the interconnection charges in effect established under ENACOM Resolutions Nos. 4,952/2018, 1,160/2018 and 1,161/2018, for calls made as from August 1, 2019, will be of forty-five pesos and twenty-five cents $45.25 per US dollar. In subsequent months, the exchange rate to be applied may not exceed six percent (6%) of the exchange rate established for the previous month and in no case may it exceed the selling exchange rate set by Banco de la Nación Argentina on the last business day of the month in which the services are rendered. This Resolution shall be applicable to services provided up to and including December 31, 2019.

•	Quality Rules for ICT Services

Through Resolution No. 580/2018, published in the Official Gazette on September 6, 2018, the Ministry of Modernization approved the Quality Rules for ICT Services, which came into effect on January 4, 2019.

This Resolution repealed Resolutions Nos. 5/2013, issued by the former SC, and 3,797/2013, issued by the former CNC. In addition, the ENACOM is instructed to issue the implementing regulations within a term of 90 calendar days. As of the date of these consolidated financial statements, the implementing regulations have not been issued yet.

Likewise, the Company is still analyzing the impact of the new rules issued on its operations.

•	National Rules for Contingencies

Through Resolution No. 51/18, published in the Official Gazette on November 6, 2018, the Secretariat of Modernization approved the National Rules for Contingencies and ordered the ENACOM to issue the implementing procedures or Contingency Plan within a term of 90 calendar days as from its publication in the Official Gazette.

Even though the term has expired, as of the date of these consolidated financial statements, such procedure has not been issued yet.

•	Implementation of the Rules for the Registration of SCM Customers

On December 2, 2016, the ENACOM published Resolution No. 8,507 - E/2016, whereby it approved the Rules for the Registration and Validation of the Identity of Users who Hold Mobile Communication Service Accounts.

Through Resolution No. 466/2018, published in the Official Gazette on October 19, 2018, the ENACOM extended until October 31, 2018 the term for the registration and validation of all the preexisting prepaid customers.

On May 31, 2019, the ENACOM published Resolution No. 2,249/2019, whereby as of June 1, 2019 the Providers of Mobile Communications Service are required to block the mobile lines that were not registered as of the date of publication of such resolution, except for the purpose of requesting the providers’ Customer Service Center in order to register the holder of the mobile line and to call emergency services, pursuant to the provisions of ENACOM Resolution No. 8,507/2016.

The Company has conducted all the necessary actions and implementations required to fulfill the guidelines for the registration of its customers pursuant to such regulations.

In addition, there are various proceedings regarding the Public Consultation of documents related to the Allocation of Shared-Use Frequency Bands, Infrastructure Sharing; Most Beneficial Conditions for Network Access and Use, and the Challenges and Needs for Radio-electric Spectrum in Argentina, among others, which regulations have not been issued to date.

✓	Registrations and authorizations for the use of the spectrum incorporated to the Company under the corporate reorganizations of Telecom and the merger with Cablevisión

1)Personal:

On November 24, 2017, Telecom Argentina and Personal were served with ENACOM Resolution No. 4,545-E/2017, whereby that agency decided:

(i)To authorize Personal to transfer in favor of Telecom Argentina the registrations of mobile telephony services, cellular mobile radiocommunication services; personal communication services area I, II, III, and mobile advanced communication services, as well as the resources, permits and frequencies granted in its name;

(ii)To revoke the licenses granted to Personal to render data transmission, value added and national and international long distance telephony services; and

(iii)To authorize the transaction reported by Telecom whereby the controlling companies Sofora and Nortel are dissolved without liquidation pursuant to the bidding terms and conditions approved under Decree No. 62/1990.

2)Cablevisión:

On December 22, 2017, the Company and Cablevisión were served with ENACOM Resolution No. 5,644-E/2017, whereby that agency decided, among other things, to authorize Cablevisión to transfer in favor of Telecom Argentina:

(i)

The Registration of physical and/or radio-electric link broadcasting services, including permits/frequencies required to provide radio-electric link subscription broadcasting services, as well as area authorizations to provide those services (via physical and radio-electric link), which may operate in Area II, as defined under Decree No. 1,461/93, as amended, and the city of Rosario, Province of Santa Fe, and the city of Córdoba, Province of Córdoba, as from January 1, 2018, as provided under Section 5 of National Decree No. 1,340/16, and in the rest of the areas authorized, on the dates and in the modalities provided under ENACOM Resolution No. 5,641/2017 dated December 20, 2017;

(ii)	The Registration of the SRCE; and
(iii)

The authorizations and permits to use frequencies and allocations of numbering and sign-posting resources to provide the above-mentioned services held by Cablevisión, pursuant to effective regulations, and the agreement executed by Nextel Communications Argentina S.R.L. on April 12, 2017 (IF-2017-08818737-APN-ENACOM#MCO), whereby Telecom Argentina, in its capacity as absorbing company of Cablevisión, shall, within a term of two years as from the date on which the merger is approved by the CNDC, the ENACOM or any agency that may replace them in the future, return the radio-electric spectrum that exceeds the limit set under Section 5 of Resolution No. 171-E/17 issued by the Ministry of Communications and/or any regulation that may replace it in the future. To those effects, the Company shall file with the ENACOM, no later than one year prior to the expiration of the two -year term, a proposal to conform to that limit. The ENACOM may accept the proposal, reject it and/or request a new filing with any changes it may deem appropriate.

In addition, through that Resolution, the ENACOM authorized the change of corporate control (as defined under Section 33 of the LGS) in Telecom Argentina that occurred when the merger became effective and the shareholders’ agreement dated July 7, 2017 entered into effect, as a result of which CVH became legally the controlling company of Telecom Argentina as surviving company of Cablevisión.

Such Resolution also approved:

(i)The relinquishment of the service registrations that are currently non-operative that had been requested by Cablevisión (Paging, (“SAP”), Community Retransmission, (“SRC”), Public Telephony, (“STP”), Vehicle Tracking (“SLV”) and Radio-Electric Link Alarm (“SAVR”) services) and by TELECOM (SRC); and

(ii)The revocation of the licenses and registrations granted to Cablevisión, now held by Telecom.

In addition, the Resolution provides that:

(i)Telecom shall comply with Section 95 of the LAD, which provides for the conditions under which it may operate the physical and/or radio-electric link subscription television service, transcribed below:

a.The Company shall create a business unit to provide the audiovisual communication service and manage it separately from the public service business unit;

b.It shall keep separate accounting records and bill the licensed services separately;

c.It shall not conduct anti-competitive practices such as tie-in practices and cross subsidies with funds from public utilities to licensed services;

d.It shall provide - when requested- to the competitors in licensed services access to its own support infrastructure, especially, posts, masts and ducts under market conditions. In the absence of agreement between the parties, the ENACOM shall intervene;

e.It shall not conduct anti-competitive practices concerning the right to broadcast content over its networks and shall facilitate a growing percentage of its network to be set by the ENACOM, to the distribution of contents from independent third parties; and

f.It shall respect the professional competences and job classifications of the workers in the different activities it is engaged in.

(ii)Telecom is declared to be an operator with significant influence in the Fixed Internet Access retail market in the locations detailed in the Report prepared by the National Directorate for the Development of Network and Service Competition of the ENACOM. As a result, ENACOM provided that:

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Telecom shall, within 60 days as from the date of issuance of the Resolution, offer the Fixed Internet Access service in those locations at a price that may not be higher than the lower value offered by the company in Area II for that service. If a similar service is not provided in that Area, it shall apply the lowest price offered at national level by the licensee for a similar service.

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Telecom shall, within 60 days as from the date of issuance of the Resolution, report to the ENACOM and publish in its institutional website all the business plans, promotions and discounts for the Retail Internet Access service. Telecom shall guarantee access to its own support infrastructure, especially, posts, masts and ducts to other providers, under transparent, non-discriminatory and cost-oriented conditions.

As of the date of these consolidated financial statements, the Company has complied with such provisions.

All the provisions mentioned above shall be in effect for a term of 2 years as from the date that the authorization granted by ENACOM was notified to Telecom, or until effective competition in all or in some of the locations involved actually exists. The ENACOM may extend or revoke that term.

Regarding the provision of Quadruple Play services, Section 7 of Decree No. 1,340/16 shall apply. It provides that: “the providers of ICT Services that make joint service offerings shall detail the price of each of those services, including the breakdown of those prices and discounts or benefits applied to each service or product for the above-mentioned offerings. Pursuant to Section 2, subsection i) of Law No. 25,156 and to Section 1,099 of the Civil and Commercial Code of Argentina, such providers may not subject, in any way or under any condition, the purchase of any service to the purchase of another service, thus preventing the customer from purchasing any service separately or individually.

On June 29, 2018, the Secretary of Commerce issued Resolution No. 374/18, whereby it authorized the merger transaction in the terms of paragraph a) of Section 13 of Law No. 25,156. For more information, see Note 4.

✓	ENACOM Resolutions Nos. 840/18, 1,196/18 and 4,353/18 – New Regime for Radio-electric Spectrum Fees

On February 27, 2018, ENACOM Resolutions Nos. 840/18 and 1,196/18 were published in the Official Gazette. Through these Resolutions, the ENACOM updated the value of the Radio-electric Spectrum Fee per Unit and, in addition, established a new regime for mobile communication services, which substantially increases the amounts to be paid for such service.

Pursuant to Resolution No. 4,353/18, published in the Official Gazette on May 24, 2018, the new Regime for Radio-electric Spectrum Fees will not have an impact until August 31, 2018. This Resolution sought to suspend the effects of Resolutions Nos. 840/18 and 1,196/18 as from the date of their publication and until August 31, 2018. During this period, the accrued Radio-electric Fees corresponding to Mobile Communication Services (SRMC, STM, PCS and SCMA) would be paid in accordance with the previous regime established under Resolutions Nos. 840/18 and 1,196/18. The returns corresponding to Mobile Communication Services (SRMC, STM, PCS and SCMA), due in April and May 2018, that had not been prepared in accordance with ENACOM Resolution No. 840/2018 might be submitted and the resulting differences paid on October 10, 2018.

As of the date of these consolidated financial statements, Telecom has filed the restated returns for March and April 2018 (due in April and May) and has paid (under protest) the corresponding amounts. It also started to comply, as from September 2018, with the filing and payment (under protest) of the corresponding returns.

Through Resolution No. 4,266/2019, dated October 8, 2019, the ENACOM changed the basis of calculation of Radio-electric Spectrum Fees to be paid of the Mobile Communication Services (SRMC, STM, PCS and SCMA) starting as from the filing of the returns which due date is after the publication date of the Resolution.

✓	Compre Argentino (Buy Argentine Act)

Pursuant to Section 1 of Law No. 27,437 regulated under Decree No. 800/2018 and Resolution No. 91/2018 issued by the Secretariat of Industry, Telecom Argentina- in its capacity as public fixed telephony service licensee-, and its respective direct subcontractors, in the procurement of provisions and public works and services, shall give preference to the acquisition or lease of goods of national origin, under the terms of such law.

Section 2 of such law provides that the preference established under Section 1 shall be given to goods of national origin when the price of identical or similar goods, under cash payment conditions, is equal to or lower than the price of foreign goods increased by 15% when the offerors qualify as micro, small and medium-sized enterprises – (MSMEs), and by 8% for any other companies. In the comparison, the price of foreign goods shall contemplate applicable import duties and all the taxes and expenses required for their nationalization.

Section 5 of such law sets out that a good is considered to be of national origin when it has been produced or extracted in the Argentine territory, provided that the cost of nationalized imported raw materials, inputs or supplies does not exceed 40% of its gross production value.

The procurement of services is subject to Law No. 18,875, which sets out the obligation to contract exclusively the services of domestic companies, consulting firms and professionals, as defined in such law. Any exception shall have to be previously approved by the competent ministry.

Through Resolution No. 2,350/04, the former CNC approved the “Procedure for the fulfillment of the Buy Argentine Act”, which includes the obligation to file semi-annual affidavits regarding the fulfillment of these rules.

The rules provide for economic, administrative and criminal sanctions for failure to fulfill the obligations established under the Compre Argentino regime.

It is worth mentioning that this Act provides to Telecom Argentina less operational flexibility related to, among other matters, authorizations management prior to acquisitions, investment of time in the assembly of the required presentations with respect to the obligation to inform the semiannual affidavits of compliance of the Buy Argentine Act and associated administrative expenses.